Balance Sheet Accounts - Summary of Cash and Cash Equivalents and Grantor Trust by Investment Type (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 470.0
7.125% Second-Priority Senior Secured Notes due 2021 [Member]
Cash and Cash Equivalents [Line Items]
Senior subordinated notes, bearing interest	7.125%	7.125%